CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS ¥ in Thousands, $ in Thousands		12 Months Ended
		Dec. 31, 2018 CNY (¥) ¥ / shares shares	Dec. 31, 2018 USD ($) $ / shares shares	Dec. 31, 2017 CNY (¥) ¥ / shares shares	Dec. 31, 2016 CNY (¥) ¥ / shares shares
Revenues:
Enterprise		¥ 387,574	$ 56,370	¥ 377,013	¥ 311,106
e-Government and other		53,117	7,726	102,216	60,772
Less: Business tax and surcharges		(9,444)	(1,374)	(9,696)	(8,055)
Net revenues		431,247	62,722	469,533	363,823
Cost of revenues	[1]	(100,867)	(14,670)	(94,640)	(55,707)
Gross profit		330,380	48,052	374,893	308,116
Operating expenses:
Sales and marketing expenses	[1]	(166,176)	(24,169)	(192,413)	(139,781)
Research and development expenses	[1]	(533,586)	(77,607)	(257,921)	(160,387)
General and administrative expenses	[1]	(182,289)	(26,513)	(143,743)	(88,108)
Total operating expenses	[1]	(882,051)	(128,289)	(594,077)	(388,276)
Losses from operations		(551,671)	(80,237)	(219,184)	(80,160)
Other income/(expense):
Foreign currency exchange loss		(9,719)	(1,414)	(8,552)	(1,600)
Interest income/(expense), net		(9,878)	(1,437)	(5,430)	(614)
Other income/(expense), net		1,005	146	(1,683)	(1,452)
Amortization of debt discount		(25,337)	(3,685)
Gain on change in fair value of derivative liabilities		57,890	8,420
Loss before income tax		(537,710)	(78,207)	(234,849)	(83,826)
Income tax (expense)/benefit		15,165	2,206	(4,275)	(14,801)
Net loss		(522,545)	(76,001)	(239,124)	(98,627)
Less: Net loss attributable to non-controlling interests		(1,220)	(177)	(128)	(53)
Net loss attributable to Gridsum Holding Inc.		(521,325)	(75,824)	(238,996)	(98,574)
Accretion to preferred shares redemption value					(16,725)
Cumulative dividend to preferred shareholders					(12,990)
Net loss attributable to Gridsum's ordinary shareholders		(521,325)	(75,824)	(238,996)	(128,289)
Net loss		(522,545)	(76,001)	(239,124)	(98,627)
Foreign currency translation adjustment, net of tax		(4,957)	(721)	(20,452)	8,923
Comprehensive loss		(527,502)	(76,722)	(259,576)	(89,704)
Less: Comprehensive loss attributable to non-controlling interests		(1,220)	(177)	(128)	(53)
Comprehensive loss attributable to Gridsum Holding Inc.		¥ (526,282)	$ (76,545)	¥ (259,448)	¥ (89,651)
Net loss per share attributable to Gridsum's ordinary shareholders, basic and diluted | (per share)		¥ (16.91)	$ (2.46)	¥ (7.90)	¥ (8.52)
Weighted average shares outstanding used in computing net loss per share attributable to Gridsum's ordinary shareholders | shares		30,827,600	30,827,600	30,243,250	15,054,865

[1]	Share-based compensation expenses were allocated in cost of revenues and operating expenses as follows: For the Year Ended December 31, 2016 2017 2018 2018 RMB RMB RMB US$ Cost of revenues 319 501 801 117 Sales and marketing expenses 2,252 4,739 6,810 990 Research and development expenses 3,955 8,641 16,310 2,372 General and administrative expenses 4,104 9,046 15,105 2,197